Note 15 - Stockholders' Equity (Successor) (Details Textual) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Common Stock, Shares, Outstanding, Ending Balance (in shares)	92,728,781	91,967,565
Class of Warrant or Right, Outstanding (in shares)	9,500,174	10,225,472
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 11.50	$ 11.50
Common Stock, Capital Shares Reserved for Future Issuance (in shares)	21,694,763	21,694,763
Contingent Value Right [Member]
Class of Warrant or Right, Outstanding (in shares)	10,209,300	10,209,300
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	2.125	2.125